Other non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Categories of non-current financial assets [abstract]
Schedule of Other Noncurrent Financial Assets
The following table provides a breakdown for other non-current financial assets:

	At December 31,
(€ thousands)	2025	2024
Guarantee deposits	32,375	34,021
Lease receivables from sublease	1,235	1,585
Other	4,886	5,880
Total other non-current financial assets	38,496	41,486